Financial Instrument Risks and Risk Management - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	$ 828,024	$ 540,682
Derivative liabilities	10,705	84,857
Lease liabilities	35,500	45,097	$ 18,884
Reclamation and closure costs	98,716	$ 99,148	$ 120,791
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	226,028
Loans and borrowings	1,024,142
Derivative liabilities	1,730
Lease liabilities	36,496
Other financial liabilities	18,490
Reclamation and closure costs	186,557
Purchase commitments	150,158
Other operating commitments	150,476
Total	1,794,077
Liquidity risk | Within 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	226,028
Loans and borrowings	55,258
Derivative liabilities	1,204
Lease liabilities	21,407
Other financial liabilities	6,760
Reclamation and closure costs	3,734
Purchase commitments	81,385
Other operating commitments	31,895
Total	427,671
Liquidity risk | 1-2 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Loans and borrowings	190,038
Derivative liabilities	526
Lease liabilities	13,055
Other financial liabilities	2,346
Reclamation and closure costs	2,889
Purchase commitments	11,962
Other operating commitments	33,169
Total	253,985
Liquidity risk | 2-3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Loans and borrowings	182,179
Derivative liabilities	0
Lease liabilities	756
Other financial liabilities	2,346
Reclamation and closure costs	7,912
Purchase commitments	8,295
Other operating commitments	17,868
Total	219,356
Liquidity risk | 3-4 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Loans and borrowings	596,667
Derivative liabilities	0
Lease liabilities	746
Other financial liabilities	2,346
Reclamation and closure costs	14,404
Purchase commitments	7,495
Other operating commitments	18,583
Total	640,241
Liquidity risk | 4–5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Loans and borrowings	0
Derivative liabilities	0
Lease liabilities	532
Other financial liabilities	2,346
Reclamation and closure costs	20,788
Purchase commitments	7,092
Other operating commitments	19,326
Total	50,084
Liquidity risk | Thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Loans and borrowings	0
Derivative liabilities	0
Lease liabilities	0
Other financial liabilities	2,346
Reclamation and closure costs	136,830
Purchase commitments	33,929
Other operating commitments	29,635
Total	$ 202,740